S000002877 [Member] Expense Example - BlackRock Large Cap Focus Growth V.I. Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	486
Expense Example, with Redemption, 10 Years	1,096
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	620
Expense Example, with Redemption, 10 Years	$ 1,386